Subsequent Events	9 Months Ended
Mar. 31, 2023
Events after reporting period [Abstract]
Subsequent Events	Subsequent Events
Subsequent to March 31, 2023, the Company issued 2,145,350 common shares under the ATM Program (Note 30(b)) for gross proceeds of
US$1.4 million. The ATM Program ceased in April 2023, concurrently with the expiry of the 2021 Shelf Prospectus.

Subsequent to March 31, 2023, the Company repurchased approximately US$50.9 million aggregate principal amount of convertible senior notes for aggregate cash consideration of approximately US$46.0 million, and 6,354,529 Common Shares as consideration for gross proceeds of US$4.0 million.

On April 11, 2023, the Credit Agreement (Note 17) was amended to reduce the Term Loan by $9.7 million to $38.1 million and increase the Revolver by $4.0 million to $12.0 million.

Subsequent to March 31, 2023, the Company filed a short form base shelf prospectus on April 27, 2023 (the “2023 Shelf Prospectus”) in Canada and corresponding registration statement in the United States (the “2023 Registration Statement”). The 2023 Shelf Prospectus and the corresponding 2023 Registration Statement filed with the SEC in the U.S. allow the Company to make offerings of up to US$650 million in Common Shares, warrants, options, subscription receipts, debt securities or any combination thereof during the 25-month period that the 2023 Shelf Prospectus remains effective. The 2023 Shelf Prospectus shall remain effective until May 2025. Of the U.S.$650 million of securities registered under the 2023 Shelf Prospectus, approximately U.S.$409 million is allocated to the potential exercise of currently outstanding warrants issued in financing transactions from 2020 to 2022. As a result, approximately U.S.$241 million is available for potential new issuances thereunder.

On May 24, 2023, the Company formally made the decision to close its Aurora Nordic facility located in Denmark.

On June 13, 2023, the Company formally made the decision to exit the agreement with Growery, one of the license holders entitled to participate in the Netherlands’ still-pending Controlled Cannabis Supply Chain Experiment, in order to focus on other international growth priorities. Upon completion, the Company will not have any material commercial interests in the Netherlands going forward.